UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Muni
New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 – 02/29/2008

Item 1 – Schedule of Investments

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
	(000)	Municipal Bonds	Value

New York -	$ 1,280	Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program),
132.3%		Series K-1, 5% due 7/01/2026 (a)	$ 1,056,205

	760	Albany, New York, IDA, Civic Facility Revenue Refunding Bonds (Albany College of
		Pharmacy Project), Series A, 5.25% due 12/01/2019	724,037

	695	Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds
		(Saint Bonaventure University Project), Series A, 4.90% due 5/01/2016	676,527

	500	Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds
		(Saint Bonaventure University Project), Series A, 5% due 5/01/2023	443,305

	410	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
		Series B, 7.25% due 3/01/2019	423,657

	750	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
		(Bard College), Series A-1, 5% due 8/01/2022	740,115

	2,000	Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church
		Home), Series A, 5.875% due 2/01/2018	1,920,800

	1,835	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
		5.75% due 5/01/2024 (b)	1,905,721

	750	Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
		(International Paper Company), AMT, Series A, 5.20% due 12/01/2023	651,203

	445	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United
		Memorial Medical Center Project), 4.75% due 12/01/2014	409,783

	1,000	Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds
		(American Refinery-Fuel Co. Project), 5% due 12/01/2010	988,490

	5,000	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
		Series D, 5% due 9/01/2025 (c)	4,787,900

	750	New York City, New York, City Housing Development Corporation, M/F Housing
		Revenue Bonds, AMT, Series B-1, 5.05% due 11/01/2022	719,317

	1,000	New York City, New York, City Housing Development Corporation, M/F Housing
		Revenue Bonds, AMT, Series J-2, 4.75% due 11/01/2027	878,740

	1,615	New York City, New York, City Housing Development Corporation, Presidential
		Revenue Bonds (The Animal Medical Center), Series A, 5.50%
		due 12/01/2033	1,603,856

	1,415	New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
		6.20% due 7/01/2020	1,382,356

	1,160	New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
		Needs Facilities Pooled Program), Series A-1, 5.15%
		due 7/01/2015 (a)	1,088,950

	2,000	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
		Project), 5% due 1/01/2031 (d)	1,885,560

Portfolio Abbreviations

To simplify the listings of BlackRock Muni New York Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority

BlackRock Muni New York Intermediate Duration Fund, Inc. Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

Par
(000)	Municipal Bonds	Value

$ 2,400	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
	5% due 3/01/2031 (e)	$ 2,262,336

1,500	New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
	Airlines Inc. Project), AMT, 5.40% due 7/01/2020	1,207,620

1,000	New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
	Project), AMT, 7.625% due 12/01/2032	1,017,690

1,000	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
	Airlines Inc. Project), AMT, 8.375% due 11/01/2016	1,023,930

1,000	New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
	(Terminal One Group Association Project), AMT, 5.50% due 1/01/2024	976,180

1,000	New York City, New York, City Transitional Finance Authority, Building Aid Revenue
	Bonds, Series S-1, 5% due 7/15/2031 (e)	944,640

1,500	New York City, New York, GO, Series D1, 5.125% due 12/01/2023	1,478,370

2,710	New York City, New York, GO, Series J, 5.50% due 6/01/2013 (f)	2,978,209

1,500	New York City, New York, GO, Series J, 5.25% due 5/15/2018 (c)	1,572,690

290	New York City, New York, GO, Series J, 5.50% due 6/01/2021	296,551

1,775	New York City, New York, GO, Sub-Series F-1, 5% due 9/01/2026	1,700,574

500	New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New
	York Project), Series A, 5.50% due 6/01/2015 (a)	502,650

1,000	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic
	University), 4.70% due 11/01/2022 (a)	822,740

500	New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of
	American Folk Art), 6.125% due 7/01/2030 (a)	454,015

500	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
	(New York University Hospitals Center), Series B, 5.25% due 7/01/2024	463,455

850	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Saint
	Johns University), Series A, 5% due 7/01/2027 (c)	811,410

330	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
	Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2010
	(f)	358,179

660	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
	Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625%
	due 7/01/2010 (f)	718,205

340	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
	Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625%
	due 7/01/2018	352,084

1,130	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
	Bonds (New York University Hospital Center), Series A, 5%
	due 7/01/2016	1,102,846

1,500	New York State Dormitory Authority Revenue Bonds (North Shore Long Island Jewish
	Health System), 5% due 5/01/2013	1,577,970

1,735	New York State Dormitory Authority Revenue Bonds (Winthrop S. Nassau University),
	5.50% due 7/01/2011	1,803,376

1,305	New York State Dormitory Authority, Revenue Refunding Bonds (Lenox Hill Hospital
	Obligation Group), 5.75% due 7/01/2017	1,310,846

	2

BlackRock Muni New York Intermediate Duration Fund, Inc. Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

Par
(000)	Municipal Bonds	Value

$ 1,000	New York State Dormitory Authority, Revenue Refunding Bonds (State University
	Educational Facilities), Series A, 5.50% due 5/15/2013	$ 1,070,310

1,790	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
	(Education), Series F, 5% due 3/15/2030	1,741,026

1,500	New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
	(Department of Health), Series A, 5% due 7/01/2025 (g)	1,447,620

2,000	New York State Energy Research and Development Authority, Gas Facilities Revenue
	Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT,
	Series A, 4.70% due 2/01/2024 (e)	1,735,260

1,185	New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT,
	Series A, 4.75% due 8/15/2026	1,075,067

2,635	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series
	130, 4.75% due 10/01/2030	2,294,927

500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series
	143, 4.85% due 10/01/2027	447,495

1,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
	AMT, Series 133, 4.95% due 10/01/2021	962,420

1,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
	AMT, Series 137, 4.70% due 10/01/2031	859,300

500	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
	AMT, Series 140, 4.65% due 10/01/2026	449,380

2,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
	Series C, 5.25% due 12/01/2018	2,091,880

2,000	New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
	Corporation Purpose, Series A, 5.125% due 7/01/2019	2,042,700

500	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital
	Project) Series B, 5% due 12/01/2022	463,930

365	Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(The Saratoga Hospital Project), Series A, 4.375% due 12/01/2013 (h)	363,639

380	Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(The Saratoga Hospital Project), Series A, 4.50% due 12/01/2014 (h)	378,009

395	Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(The Saratoga Hospital Project), Series A, 4.50% due 12/01/2015 (h)	388,881

1,000	Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Union College Project), 5% due 7/01/2026	966,150

800	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding
	Bonds (Jeffersons Ferry Project), 4.625% due 11/01/2016	754,544

1,000	Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
	Series A-1, 5.25% due 6/01/2016	1,021,010

1,000	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series C-1, 5.50% due 6/01/2022	1,034,440

250	Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal
	at Ithaca), Series A-2, 5.75% due 7/01/2018	250,400

	3

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
	(000)	Municipal Bonds	Value

$ 1,000		Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal
		at Ithaca), Series A-2, 6% due 7/01/2024	$ 1,001,150

	1,000	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds,
		Series A, 5% due 11/15/2031	966,240

	1,250	Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
		6.875% due 6/01/2009 (f)	1,320,762

	515	Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
		Facilities Pooled Program), Series D-1, 6.80% due 7/01/2019	505,586

	750	Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP Project), AMT,
		Series A, 4.80% due 10/01/2026	670,350

			74,325,564

Guam - 4.2%	1,000	A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
		AMT, Series C, 5.25% due 10/01/2022 (c)	956,250

	500	Guam Economic Development and Commerce Authority, Tobacco Settlement Asset
		Backed Revenue Refunding Bonds, 5.25% due 6/01/2032	465,000

	1,000	Guam Government Waterworks Authority, Water and Wastewater System, Revenue
		Refunding Bonds, 6% due 7/01/2025	942,400

			2,363,650

Puerto Rico -	750	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
9.7%		Bonds, 5% due 5/15/2011	761,940

	980	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
		Bonds, 5.375% due 5/15/2033	917,584

	1,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
		Revenue Refunding Bonds, Series K, 5% due 7/01/2030	902,760

	500	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds,
		Series B, 5% due 7/01/2031	449,155

	615	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%
		due 7/01/2016 (f)	672,669

	385	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%
		due 7/01/2030	355,921

	500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
		Facilities Revenue Bonds (University Plaza Project), Series A, 5% due 7/01/2033 (c)	465,360

	1,000	Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2025	929,780

			5,455,169

U.S. Virgin	500	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 3.3%		(Hovensa Coker Project), AMT, 6.50% due 7/01/2021	503,855

	500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
		(Hovensa Refinery), AMT, 4.70% due 7/01/2022	410,970

	1,000	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching
		Fund Loan Note), Series A, 5.25% due 10/01/2024	940,830

			1,855,655

		Total Municipal Bonds (Cost - $87,499,741) - 149.5%	84,000,038

BlackRock Muni New York Intermediate Duration Fund, Inc. Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

(000)	Short-Term Securities	Value

2,200	CMA New York Municipal Money Fund, 2.63% (i)(j)	$ 2,199,748

	Total Short-Term Securities (Cost - $2,199,748) - 3.9%	2,199,748

	Total Investments (Cost - $89,699,489*) - 153.4%	86,199,786
	Other Assets Less Liabilities - 1.8%	990,926
	Preferred Stock, at Redemption Value - (55.2%)	(31,025,178)

	Net Assets Applicable to Common Stock - 100.0%	$ 56,165,534

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 89,699,489

Gross unrealized appreciation	$ 1,326,429
Gross unrealized depreciation	(4,826,132)

Net unrealized depreciation	$ (3,499,703)

(a)	ACA Insured.

(b)	FSA Insured.

(c)	MBIA Insured.

(d)	AMBAC Insured.

(e)	FGIC Insured.

(f)	Prerefunded.

(g)	CIFG Insured.

(h)	Radian Insured.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Dividend
Affiliate	(000)	Income

CMA New York Municipal
Money Fund	1,220	$23,515

(j) Represents the current yield as of February 29, 2008.
• Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

		Notional
		Amount	Unrealized
		(000)	Depreciation

Pay a fixed rate of 3.984% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

Broker, JPMorgan Chase
Expires June 2028		$3,000	$(59,871)

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: April 23, 2008